Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Summary of administrative, research and development expenses

	2022	2021	2020
	£ 000	£ 000	£ 000
Research and development staff costs	17,580	12,913	7,416
Research and development consultancy	18,004	4,678	—
Research and development components, parts and tooling	13,545	6,700	2,555
Total research and development expenses	49,129	24,291	9,971
Administrative staff costs	8,014	3,317	1,029
Share based payment expenses (note 23)	23,189	111,996	96
Warrant expenses	—	111,611	—
Consultancy costs	2,479	13,144	745
Legal and financial advisory costs	2,949	7,350	—
HR advisory and recruitment costs	2,089	2,150	313
IT hardware and software costs	4,348	1,506	579
Related party administrative expenses	83	108	144
Insurance expenses	2,698	195	23
Marketing costs	1,728	3,918	—
Other administrative expenses	2,042	1,105	110
Premises expenses	1,614	360	183
Depreciation expense	577	377	279
Amortisation expense	1,195	387	263
Depreciation on right of use property assets	411	176	140
Goodwill impairment	1,473	—	—
Stamp Duty	—	6,669	—
Total administrative expenses	54,889	264,369	3,904
Total administrative & research and development expenses	104,018	288,660	13,875

Summary of share based payment expense

	2022	2021	2020
	£ 000	£ 000	£ 000
Enterprise Management Initiative	7,858	156	96
2021 Incentive Plan	14,512	—	—
Issuance of Z-Shares to American	—	16,739	—
Capital reorganization	—	84,712	—
Issuance of shares to suppliers and partners	819	10,389	—
	23,189	111,996	96

Summary of calculation of fair value of Z-Shares

	Business	Business
	combination	combination does
	completes	not complete
	£’000	£’000
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

Summary of capital reorganization

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152